Fees Summary	Aug. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 968,178,144.81
Previously Paid Amount	153.10
Total Fee Amount	148,228.07
Total Offset Amount	0.00
Net Fee	$ 148,074.97